March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3- mo. CME Term SOFR + 3.85%), 7.50%, 05/15/37(a)(b)	$1,000	$ 997,234
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3- mo. CME Term SOFR + 4.25%), 7.92%, 04/20/37(a)(b)	1,880	1,855,680
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.32%, 01/05/38(a)(b)	1,000	991,171
Total Asset-Backed Securities — 1.1% (Cost: $3,880,000)		3,844,085

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	21,552
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $22,770)(c)(d)(e)	1,812	202,944
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	4,388	197,461
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	902	576
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	3,954	114,666
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(d)	6,155	—
Industrial Conglomerates(d) — 0.0%
Ameriforge Group, Inc.(c)	832	—
SVP Singer	10,903	49,063
		49,063
IT Services — 0.1%
Travelport LLC(c)(d)	166	170,929
Machinery — 0.0%
United Site Services, Inc.(c)(d)	17,672	128,122
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)(d)	14,592	102,141
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(c)(d)	13,193	74,540
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(d)	6,289	104,676
Total Common Stocks — 0.3% (Cost: $2,382,602)		1,166,670

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$7	7,006
WR Grace Holdings LLC, 5.63%, 08/15/29	409	376,165
		383,171
Security	Par (000)	Value
Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	$154	$ 140,743
Diversified Telecommunication Services(b)(f) — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)	245	78,501
Zayo Group Holdings, Inc.
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	27	26,259
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30	126	117,936
		222,696
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(c)(g)	1,050	—
Entertainment — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27(b)	374	384,969
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)	742	727,649
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(f)	319	339,066
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	395	368,951
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(b)	193	69,419
Household Products — 0.0%
Berkline Benchcraft LLC, (4.50% PIK), 4.50%, 06/01/22(a)(c)(f)(g)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	220	219,832
Interactive Media & Services — 1.0%
Beignet Investor LLC, 6.58%, 05/30/49(b)	3,187	3,275,777
Internet Software & Services(b) — 0.2%
Getty Images, Inc., 11.25%, 02/21/30	283	254,867
Uber Technologies, Inc., 4.50%, 08/15/29	235	233,009
		487,876
Machinery — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)	556	547,536
Oil, Gas & Consumable Fuels — 0.1%
EG Global Finance PLC, 12.00%, 11/30/28(b)	285	304,936
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	1,040	1,064,798
Software(b) — 0.1%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	87,696
Cloud Software Group, Inc., 9.00%, 09/30/29	379	365,611
		453,307
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(g)	277	62,641
Total Corporate Bonds — 2.7% (Cost: $9,209,996)		9,053,367

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(c)(f)	$40	$ —
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	934	878,971
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	715	665,083
Total Fixed Rate Loan Interests — 0.5% (Cost: $1,689,251)		1,544,054
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/24/32	532	532,335
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29	171	145,397
		677,732
Aerospace & Defense — 3.8%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30	595	594,981
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 10/31/30	752	752,758
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29	580	580,647
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29	2,142	425,512
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29	311	61,756
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	1,656	1,654,914
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	628	627,219
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 02/26/32	8	7,668
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 02/26/32	414	414,125
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.52%, 02/01/28	1,179	1,004,062
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	460	460,387
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28	289	290,048
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31	2,816	2,815,651
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32	575	575,056
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30	$72	$ 71,693
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32	2,172	2,171,564
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/13/33	396	396,075
		12,904,116
Automobile Components — 2.1%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/02/33	742	743,855
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30	2,598	2,587,112
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32	1,018	1,014,323
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32	65	65,049
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/16/29	214	213,276
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31	1,204	1,202,285
RealTruck Group, Inc.
2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 01/31/28	149	100,162
2023 Incremental Term Loan, (3-mo. CME Term SOFR + 5.26%), 8.93%, 01/31/28	344	234,605
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28	971	945,006
		7,105,673
Automobiles — 0.4%
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31	1,223	1,216,832
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29	957	949,618
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29	360	189,912
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.80%, 01/24/30	419	86,637
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/09/32	348	347,169
		1,573,336
Biotechnology — 0.8%
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(h)	593	591,150
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31	2,233	2,223,247
		2,814,397
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Broadline Retail — 0.6%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	$843	$ 844,995
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30	1,354	1,329,980
		2,174,975
Building Materials — 0.3%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32	1,102	1,091,476
Building Products — 4.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29	61	60,919
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32	2,128	2,106,288
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30	849	778,010
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31	1,237	1,234,162
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	1,961	1,957,236
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(c)	451	447,952
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31	619	564,428
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.67%, 03/08/29	307	251,812
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29	720	719,477
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32	1,526	1,521,776
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32	682	679,751
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28	312	311,116
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	2,511	2,409,233
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31	2,153	1,867,661
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.78%, 10/04/28	68	68,381
		14,978,202
Capital Markets — 5.2%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	437	436,799
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	1,768	1,724,406
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30	603	594,885
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/25/32	920	904,185
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29	643	643,265
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31	1,021	989,428
Security	Par (000)	Value
Capital Markets (continued)
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32	$1,206	$ 1,192,078
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31	1,397	1,397,981
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28	891	889,538
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31	2,131	2,059,588
GTCR Everest Borrower, LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31	341	337,722
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30	1,700	1,691,321
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	3,209	3,147,004
Jupiter Borrower, Inc., Term Loan B, 03/25/33(c)(h)	435	433,913
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32	1,337	1,310,768
		17,752,881
Chemicals — 4.3%
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32	1,649	1,634,781
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30	1,220	1,217,221
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29	835	820,127
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31	457	456,319
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30	1,288	1,287,891
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32	624	604,697
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.53%, 02/15/30	175	175,423
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31	174	122,462
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28	838	729,598
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(c)	584	584,267
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31	1,643	1,574,145
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32	1,128	1,084,636
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31	987	676,164
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31	343	341,475
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32	607	609,531

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 08/02/30	$1,441	$ 1,438,870
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32	1,113	1,107,986
		14,465,593
Commercial Services & Supplies — 4.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30	558	555,690
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32	3,117	3,115,228
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.56%, 11/17/31	427	427,505
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/22/30	700	699,984
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 09/07/27	1,243	1,243,669
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32	1,006	964,988
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32	390	392,363
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31	1,047	972,804
Innio Group Holding GmbH, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31	957	947,311
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26	71	70,501
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32	1,543	1,542,762
Packers Holdings LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.77%, 03/10/31	93	88,927
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30	393	390,506
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32	1,649	1,623,873
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	119	118,380
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	731	728,493
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28	547	545,755
		14,428,739
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30	842	841,714
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29	22	21,550
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29	21	21,550
		884,814
Security	Par (000)	Value
Construction & Engineering — 1.2%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(h)	$109	$ 107,372
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/27/33	814	805,290
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	1,580	1,351,763
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31	349	348,438
Dycom Investments, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/27/33	508	509,483
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31	885	886,523
		4,008,869
Consumer Discretionary — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29	466	466,500
Consumer Staples Distribution & Retail — 1.0%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32	1,746	1,716,545
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31	953	952,285
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31	575	578,714
		3,247,544
Containers & Packaging — 3.6%
Charter NEX US, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30	2,342	2,325,744
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32	1,273	1,185,264
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.84%, 04/13/29	140	133,238
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32	1,800	1,791,918
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33	947	936,214
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(g)	1,193	540,973
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30	870	839,237
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32	596	595,005
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29	1,033	1,030,549
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 03/07/33	740	713,129
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	674	675,981
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32	$791	$ 782,763
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28	611	577,966
		12,127,981
Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31	980	979,227
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/27/28	2,104	2,102,984
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 02/09/31(c)	478	478,286
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32	200	199,584
		3,760,081
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32	800	797,825
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32	364	363,190
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31	369	368,948
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31	1,325	1,312,443
		2,842,406
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30	297	295,898
Diversified Telecommunication Services — 2.0%
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.28%, 09/01/28	150	142,314
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32	2,331	2,328,576
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.10%, 09/01/28	352	324,506
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32	358	355,204
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.04%, 01/31/29	278	267,314
2023 USD Term Loan Y, (6-mo. CME Term SOFR at 0.00% Floor + 3.18%), 7.05%, 03/31/31	609	553,932
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(f)	2,990	2,930,801
		6,902,647
Security	Par (000)	Value
Electric Utilities — 1.0%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 04/16/31	$1,976	$ 1,977,995
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31	417	417,071
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30	1,066	1,067,201
		3,462,267
Electronic Equipment, Instruments & Components — 0.5%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/20/31(c)	271	270,831
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29	549	548,359
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/27/32(c)	749	748,064
		1,567,254
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 10/01/32(c)	233	233,583
Entertainment — 4.5%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31	1,809	1,806,242
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31	1,777	1,771,940
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	1,403	1,400,591
Electronic Arts, Inc., USD Term Loan B, 03/24/33(h)	2,700	2,683,125
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32	2,148	2,137,568
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 07/31/32	238	237,350
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32	1,164	1,162,627
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29	1,386	1,205,539
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31	2,834	2,830,026
		15,235,008
Environmental, Maintenance & Security Service — 0.2%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30	425	424,407
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	261	260,530
		684,937
Financial Services — 3.9%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28	859	856,855
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31	284	283,223

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31	$1,517	$ 1,514,634
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32	1,418	1,287,993
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29	1,843	1,839,827
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31	2,609	2,589,479
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32	631	631,158
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31	1,207	1,167,573
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31	570	454,507
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32	823	813,914
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31	1,290	1,290,301
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(c)	79	78,408
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28	222	220,932
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32	292	289,130
		13,317,934
Food Products — 1.9%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32	2,948	2,947,372
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	2,351	2,300,444
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32	236	231,214
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30	92	92,387
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 02/11/33	700	695,919
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32	337	336,233
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.71%, 12/31/29	89	11,898
		6,615,467
Gas Utilities — 0.2%
BIP PipeCo Holdings LLC, Term Loan B, (2-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 12/06/30	304	304,477
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32	341	341,827
		646,304
Security	Par (000)	Value
Ground Transportation — 0.9%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31	$2,485	$ 2,471,116
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28	693	511,240
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28	137	101,154
		3,083,510
Health Care Equipment & Supplies — 3.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29	1,924	1,885,778
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31	1,871	1,873,534
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.42%, 05/01/31	1,418	1,303,175
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27	428	414,777
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	3,710	3,663,625
PointClickCare Technologies, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31	483	480,358
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28	1,401	1,229,072
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32	850	848,305
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(c)	450	448,738
		12,147,362
Health Care Providers & Services — 3.1%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32	186	186,619
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32	143	142,707
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 09/29/28	611	610,757
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32	910	909,363
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31	425	426,181
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/06/33	877	875,736
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(g)	33	5,497
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	338	338,623
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.18%, 03/06/28	467	127,743
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	768	767,499
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.27%, 11/01/28	546	108,199
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc. (continued)
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29	$377	$ 30,160
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30	1,425	1,426,375
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28	923	924,052
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32	1,100	1,103,390
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31	344	337,417
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30	876	864,961
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30	943	942,583
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28	341	339,717
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/01/31	208	207,466
		10,675,045
Hotels, Restaurants & Leisure — 6.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.29%, 03/11/30(f)	130	126,635
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.29%, 03/11/30	137	134,715
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(c)	635	634,049
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30	1,239	1,234,983
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31	1,988	1,926,212
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30	905	877,525
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31	805	795,245
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29	2,151	2,106,109
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30	2,393	2,363,369
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32	716	707,247
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32	1,910	1,919,888
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	508	499,508
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32	659	659,488
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.43%, 11/08/30	485	485,606
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 12/16/30	$1,140	$ 1,136,430
Light & Wonder International, Inc., 2026 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29	684	683,671
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30	472	441,209
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29	711	712,555
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29	662	651,316
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31(c)	330	324,586
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31	204	201,039
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31	1,225	1,223,628
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 0.19%), 3.89%, 12/30/32	693	670,048
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32	745	739,357
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28	586	584,977
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30	825	827,529
		22,666,924
Household Durables — 0.5%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 09/26/31	317	316,881
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.88%, 10/24/31	253	253,553
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	70	69,008
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	104	103,512
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32	1,029	1,003,789
		1,746,743
Household Products — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32	710	698,925
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30	1,565	1,564,959

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27	$786	$ 785,746
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32	883	882,629
		3,233,334
Industrial Conglomerates — 1.5%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32	464	464,418
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/27/31	340	339,840
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/28/32	374	375,465
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/04/33	132	131,835
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)	291	291,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31	458	457,873
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32	626	626,658
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	736	733,539
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33	1,386	1,377,767
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.46%, 12/31/29(c)	157	127,039
		4,925,434
Insurance — 6.7%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31	4,765	4,723,910
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32	1,779	1,764,829
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31	1,724	1,696,930
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	1,144	1,129,501
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31	686	673,713
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	3,119	3,110,218
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	1,536	1,490,125
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31	155	149,352
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31	1,217	1,214,342
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31	2,508	2,469,205
Security	Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC (continued)
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32	$325	$ 321,503
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30	1,210	1,205,256
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29	2,616	2,607,365
		22,556,249
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31	408	351,485
Internet Software & Services — 0.1%
Gen Digital, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32	200	197,103
IT Services — 3.8%
Asurion LLC
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.03%, 01/20/29	257	254,785
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.02%, 08/19/28	94	94,362
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	600	593,159
2026 Term Loan B14, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/23/33	515	497,299
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29	1,641	1,165,241
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32	690	688,673
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31	1,792	1,755,963
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33	542	530,483
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29	1,022	1,006,260
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32	2,061	1,647,639
Iron Mountain, Inc., 2023 Term Loan B, 01/31/31(h)	460	456,550
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31	413	369,086
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31	1,198	1,152,574
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31	2,258	2,214,164
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/03/32	425	423,609
		12,849,847
Leisure Products — 0.4%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31	395	394,952
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.31%, 07/22/30	858	854,322
		1,249,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 4.3%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.29%, 07/31/28	$1,416	$ 1,411,622
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30	322	321,225
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33	956	950,655
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33	1,463	1,456,607
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28	2,006	2,005,174
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/03/31	197	197,985
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29	574	573,210
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33	949	935,182
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28	2,218	2,215,739
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33	74	71,151
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(c)(h)	435	431,738
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	2,305	2,309,100
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/27/31	1,862	1,858,188
		14,737,576
Media — 2.8%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	1,055	1,056,009
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30	840	838,278
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31	585	584,376
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28	439	439,422
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	2,108	1,853,031
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30	645	639,904
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29	3	2,995
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28	383	383,458
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31	1,041	938,909
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33	591	583,861
Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(f)	$1,943	$ 1,723,723
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.79%, 04/28/28	345	340,329
		9,384,295
Metals & Mining — 0.3%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32	975	971,325
Multi-Utilities — 0.5%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32	1,769	1,768,013
Oil, Gas & Consumable Fuels — 1.9%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32	331	332,514
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32	336	336,762
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33	1,199	1,198,005
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30	163	162,710
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30(c)	475	474,606
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	339	338,434
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/07/32	215	217,143
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33	480	480,000
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 10/05/28	1,847	1,847,230
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/16/30	368	367,516
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32	623	618,664
		6,373,584
Passenger Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28	560	553,785
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31	1,047	1,036,708
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 01/29/27	162	160,895
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	904	875,150
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	1,054	956,082

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32	$469	$ 467,666
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/22/31	721	718,104
		4,768,390
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32	1,433	1,437,030
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/31/32	265	265,183
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31	392	389,403
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28	1,087	1,089,997
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31	261	247,702
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29	514	510,191
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	84	84,368
		4,023,874
Professional Services — 2.4%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32	642	635,376
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31	857	856,298
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28	1,169	1,115,929
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28	1,460	1,458,858
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 8.92%, 07/31/30(f)	301	258,174
Trans Union LLC
2024 Term Loan B8, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/24/31	1,214	1,206,772
2024 Term Loan B9, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 06/24/31	701	696,272
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31	1,183	1,142,826
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29	705	681,705
		8,052,210
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30(c)	339	339,848
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 07/06/29	$543	$ 543,511
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32	1,673	1,668,625
		2,212,136
Software — 10.6%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31	2,327	2,279,455
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32	798	778,366
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29	686	433,889
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31	2,189	2,024,286
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30	459	435,239
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32	1,225	1,214,253
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31	1,856	1,694,192
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32	2,579	2,351,608
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.52%, 10/08/28	470	417,117
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31	1,651	1,578,960
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.28%, 06/04/29	333	309,855
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31	287	274,006
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	1,690	1,596,577
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31	432	404,147
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29	2,120	2,058,598
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32	352	335,868
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29	2,013	1,990,227
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32	1,608	1,536,765
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32	2,353	2,191,101
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29	1,125	1,001,404
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31	365	241,707
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32	281	251,531
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33	946	946,293
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(c)	$396	$ 390,555
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28	2,440	2,358,809
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30(c)	636	528,082
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28	1,167	1,116,568
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31	1,911	1,903,107
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31	1,940	1,850,950
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31	1,620	1,579,407
		36,072,922
Specialty Retail — 2.3%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	2,170	2,168,013
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	1,431	1,422,669
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	849	845,559
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	2,131	2,127,392
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32	240	237,600
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32	172	172,000
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32	794	794,146
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 10/20/28	201	199,773
		7,967,152
Technology Hardware, Storage & Peripherals — 0.7%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32	2,379	2,230,312
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32	455	452,300
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 02/19/32	44	43,787
Trading Companies & Distributors — 0.2%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 07/02/29(c)	1,140	518,732
Security	Par (000)	Value
Transportation Infrastructure — 1.5%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31	$2,141	$ 2,141,266
Brown Group Holding LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 07/01/31	881	881,096
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26	505	501,327
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30	1,274	1,270,854
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.66%, 08/20/29	680	261,710
		5,056,253
Wireless Telecommunication Services — 0.7%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32	496	494,622
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/25/31	924	927,337
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32	918	917,131
		2,339,090
Total Floating Rate Loan Interests — 109.6% (Cost: $381,942,225)		371,176,480

	Shares
Investment Companies
Equity Funds — 5.9%
H-Food Holdings, LLC	5,718	105,783
Invesco Senior Loan ETF	640,400	13,070,564
State Street Blackstone Senior Loan ETF	165,000	6,623,100
		19,799,447
Fixed Income Funds(i) — 3.3%
iShares 0-5 Year Investment Grade Corporate Bond ETF	30,000	1,514,700
iShares Broad USD High Yield Corporate Bond ETF	265,000	9,762,600
		11,277,300
Total Investment Companies — 9.2% (Cost: $31,714,612)		31,076,747
Preferred Securities
Preferred Stocks — 0.0%(d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	207	36,168

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services(c) — 0.0%
Veritas Newco
Series G	1,121	$ 21,301
Series G-1	774	14,709
		36,010
		72,178
Total Preferred Securities — 0.0% (Cost: $184,682)		72,178
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	1,675	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 123.4% (Cost: $431,003,368)		417,933,581
Liabilities in Excess of Other Assets — (23.4)%		(79,214,204)
Net Assets — 100.0%		$ 338,719,377

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $202,944, representing 0.1% of its net assets as of period end, and an original cost of $22,770.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Trust.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 13,351,995	$ (13,351,995)	$ —	$ —	$ —	—	$ 2,329	$ —
iShares 0-5 Year High Yield Corporate Bond ETF(a)	214,350	—	(213,500)	9,119	(9,969)	—	—	1,246	—
iShares 0-5 Year Investment Grade Corporate Bond ETF	—	1,511,100	—	—	3,600	1,514,700	30,000	—	—
iShares Broad USD High Yield Corporate Bond ETF	8,974,800	1,461,556	(551,700)	(5,217)	(116,839)	9,762,600	265,000	100,260	—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	2,660,790	—	(2,672,152)	171,791	(160,429)	—	—	—	—
				$ 175,693	$ (283,637)	$ 11,277,300		$ 103,835	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	9	06/18/26	$ 1,021	$ 19,961
U.S. Long Bond	6	06/18/26	682	22,219
				$ 42,180
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	122,280	EUR	106,000	Barclays Bank PLC	06/17/26	$ (666)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V3	5.00%	Quarterly	12/20/29	CCC+	USD	3,168	$ 188,690	$ 203,319	$ (14,629)
CDX.NA.HY.44.V2	5.00	Quarterly	06/20/30	CCC+	USD	297	17,824	13,835	3,989
							$ 206,514	$ 217,154	$ (10,640)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	06/20/26	USD	5,000	$ (23,454)	$ (54,056)	$ 30,602
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 3,844,085	$ —	$ 3,844,085
Common Stocks
Automobile Components	21,552	—	—	21,552
Entertainment	—	—	202,944	202,944

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Financial Services	$ —	$ —	$ 197,461	$ 197,461
Ground Transportation	—	576	—	576
Hotels, Restaurants & Leisure	—	—	114,666	114,666
Household Products	—	—	—	—
Industrial Conglomerates	—	49,063	—	49,063
IT Services	—	—	170,929	170,929
Machinery	—	—	128,122	128,122
Trading Companies & Distributors	—	—	102,141	102,141
Transportation Infrastructure	—	—	74,540	74,540
Wireless Telecommunication Services	—	104,676	—	104,676
Corporate Bonds	—	8,990,726	62,641	9,053,367
Fixed Rate Loan Interests	—	1,544,054	—	1,544,054
Floating Rate Loan Interests	—	363,392,203	7,784,277	371,176,480
Investment Companies
Equity Funds	19,693,664	105,783	—	19,799,447
Fixed Income Funds	11,277,300	—	—	11,277,300
Preferred Securities
Preferred Stocks	—	36,168	36,010	72,178
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	283	—	283
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,519)	(16,745)	(20,264)
	$30,992,516	$378,064,098	$8,856,986	$417,913,600
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 3,989	$ —	$ 3,989
Interest Rate Contracts	42,180	30,602	—	72,782
Liabilities
Credit Contracts	—	(14,629)	—	(14,629)
Foreign Currency Exchange Contracts	—	(666)	—	(666)
	$42,180	$19,296	$—	$61,476

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $69,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2025	$ 1,266,887	$ 63,085	$ —	$ 10,326,807	$ — (a)	$ 44,151	224
Transfers into Level 3(b)	—	—	—	2,843,064	—	—	4,925
Transfers out of Level 3(c)	—	—	—	(3,863,976)	—	—	(224)
Accrued discounts/premiums	—	694	—	3,187	—	—	—
Net realized gain (loss)	—	—	—	(53,131)	—	—	—
Net change in unrealized appreciation (depreciation)(d)	(443,395)	(1,138)	(1,105)	(49,933)	—	(8,141)	(21,670)
Purchases	945,053	—	1,105	1,713,799	—	—	—
Sales	(777,742)	—	—	(3,135,540)	—	—	—
Closing balance, as of March 31, 2026	$ 990,803	$ 62,641	$ —	$ 7,784,277	$ — (a)	$ 36,010	(16,745)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (1,145,141)	$ (1,138)	$ (1,105)	$ (73,166)	$ —	$ (8,141)	(21,670)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Trust (BGT)

Total
Assets
Opening balance, as of December 31, 2025	$ 11,701,154
Transfers into Level 3(b)	2,847,989
Transfers out of Level 3(c)	(3,864,200)
Accrued discounts/premiums	3,881
Net realized gain (loss)	(53,131)
Net change in unrealized appreciation (depreciation)(d)	(525,382)
Purchases	2,659,957
Sales	(3,913,282)
Closing balance, as of March 31, 2026	$ 8,856,986
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (1,250,361)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Trust used significant unobservable inputs in determining the value of certain investments. As of December 31, 2026, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate